Note 15 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement Line Items [Line Items]
Revenue	$ 186,518	$ 354,914	$ 1,227,032	$ 2,021,806	$ 2,458,912
Identifiable non-current assets	1,384,881	6,674,072	1,384,881	6,674,072	6,956,250
Latin America [member]
Statement Line Items [Line Items]
Revenue			240,695	1,000,845	835,943
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	1,378,026	6,674,072	1,378,026	6,674,072	6,948,988
China [member]
Statement Line Items [Line Items]
Revenue			952,090	968,805	1,553,718
Identifiable non-current assets	$ 6,855		6,855		7,262
Other [member]
Statement Line Items [Line Items]
Revenue			$ 34,247	$ 52,156	$ 69,251